UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 6310
Legg Mason Partners Variable Portfolios II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

ITEM 1. SCHEDULES OF INVESTMENTS

Legg Mason Partners Variable Portfolios II
Legg Mason Partners Variable Appreciation Portfolio
Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Capital and Income Portfolio
FORM N-Q
SEPTEMBER 30, 2006

Legg Mason Partners Variable Appreciation Portfolio
Schedules of Investments (unaudited)
September 30, 2006

Shares	Security	Value
COMMON STOCKS — 96.7%
CONSUMER DISCRETIONARY — 6.7%
Hotels, Restaurants & Leisure — 0.8%
104,000	Marcus Corp.	$2,388,880
119,900	McDonald’s Corp.	4,690,488

	Total Hotels, Restaurants & Leisure	7,079,368

Media — 5.5%
75,000	EchoStar Communications Corp., Class A Shares *	2,455,500
52,200	Gannett Co. Inc.	2,966,526
45,800	Meredith Corp.	2,259,314
1,040,825	Time Warner Inc.	18,974,240
97,578	Viacom Inc., Class B Shares *	3,627,950
519,100	Walt Disney Co.	16,045,381
77,490	Warner Music Group Corp.	2,010,865

	Total Media	48,339,776

Specialty Retail — 0.4%
89,600	Home Depot Inc.	3,249,792

	TOTAL CONSUMER DISCRETIONARY	58,668,936

CONSUMER STAPLES — 11.9%
Beverages — 1.7%
229,880	PepsiCo Inc.	15,001,969

Food & Staples Retailing — 3.9%
123,000	Costco Wholesale Corp.	6,110,640
370,748	Wal-Mart Stores Inc.	18,285,291
210,400	Walgreen Co.	9,339,656

	Total Food & Staples Retailing	33,735,587

Food Products — 3.4%
172,170	Cadbury Schweppes PLC, ADR	7,363,711
92,000	Dean Foods Co. *	3,865,840
151,000	General Mills Inc.	8,546,600
60,600	H.J. Heinz Co.	2,540,958
31,100	Hershey Co.	1,662,295
122,875	Wm. Wrigley Jr. Co.	5,659,623

	Total Food Products	29,639,027

Household Products — 2.9%
137,400	Kimberly-Clark Corp.	8,980,464
265,530	Procter & Gamble Co.	16,457,549

	Total Household Products	25,438,013

	TOTAL CONSUMER STAPLES	103,814,596

ENERGY — 8.4%
Energy Equipment & Services — 0.9%
46,600	National-Oilwell Varco Inc. *	2,728,430
91,800	Schlumberger Ltd.	5,694,354

	Total Energy Equipment & Services	8,422,784

Oil, Gas & Consumable Fuels — 7.5%
61,100	BP PLC, ADR	4,006,938
207,940	Canadian Natural Resources Ltd.	9,477,905
105,400	Cimarex Energy Co.	3,709,026
75,000	Devon Energy Corp.	4,736,250
222,164	EnCana Corp.	10,372,837
400,718	Exxon Mobil Corp.	26,888,178
29,850	Suncor Energy Inc.	2,150,693
75,000	Valero Energy Corp.	3,860,250

	Total Oil, Gas & Consumable Fuels	65,202,077

	TOTAL ENERGY	73,624,861

See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value
EXCHANGE TRADED FUNDS — 1.4%
480,000	iShares MSCI Japan Index Fund	$6,499,200
92,100	streetTRACKS Gold Trust *	5,477,187

	TOTAL EXCHANGE TRADED FUNDS	11,976,387

FINANCIALS — 20.4%
Capital Markets — 2.2%
181,000	Bank of New York Co. Inc.	6,382,060
19,500	Goldman Sachs Group Inc.	3,298,815
118,400	Merrill Lynch & Co. Inc.	9,261,248

	Total Capital Markets	18,942,123

Commercial Banks — 2.0%
474,400	Wells Fargo & Co.	17,163,792

Consumer Finance — 1.9%
298,400	American Express Co.	16,734,272

Diversified Financial Services — 2.4%
252,000	Bank of America Corp.	13,499,640
153,040	JPMorgan Chase & Co.	7,186,758

	Total Diversified Financial Services	20,686,398

Insurance — 9.4%
593	Berkshire Hathaway Inc., Class A Shares *	56,809,400
310,000	Marsh & McLennan Cos. Inc.	8,726,500
347,000	St. Paul Travelers Cos. Inc.	16,270,830

	Total Insurance	81,806,730

Real Estate Management & Development — 2.0%
326,100	Forest City Enterprises Inc., Class A Shares	17,707,230

Thrifts & Mortgage Finance — 0.5%
106,000	Brookline Bancorp Inc.	1,457,500
224,700	Hudson City Bancorp Inc.	2,977,275

	Total Thrifts & Mortgage Finance	4,434,775

	TOTAL FINANCIALS	177,475,320

HEALTH CARE — 6.3%
Biotechnology — 1.5%
133,850	Amgen Inc. *	9,574,291
45,000	Genentech Inc. *	3,721,500

	Total Biotechnology	13,295,791

Health Care Providers & Services — 0.7%
119,800	UnitedHealth Group Inc.	5,894,160

Pharmaceuticals — 4.1%
274,808	Johnson & Johnson	17,846,031
446,136	Pfizer Inc.	12,652,417
105,000	Wyeth	5,338,200

	Total Pharmaceuticals	35,836,648

	TOTAL HEALTH CARE	55,026,599

INDUSTRIALS — 20.4%
Aerospace & Defense — 4.0%
153,000	Honeywell International Inc.	6,257,700
237,500	Raytheon Co.	11,402,375
267,700	United Technologies Corp.	16,958,795

	Total Aerospace & Defense	34,618,870

Air Freight & Logistics — 1.6%
193,500	United Parcel Service Inc., Class B Shares	13,920,390

See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value
Airlines — 0.7%
373,500	Southwest Airlines Co.	$6,222,510

Building Products — 0.4%
120,000	Masco Corp.	3,290,400

Commercial Services & Supplies — 2.7%
168,500	Covanta Holding Corp. *	3,627,805
178,000	Pitney Bowes Inc.	7,897,860
326,400	Waste Management Inc.	11,972,352

	Total Commercial Services & Supplies	23,498,017

Electrical Equipment — 0.5%
177,525	American Power Conversion Corp.	3,898,449

Industrial Conglomerates — 9.0%
298,700	3M Co.	22,229,254
1,272,719	General Electric Co.	44,926,981
415,500	Tyco International Ltd.	11,629,845

	Total Industrial Conglomerates	78,786,080

Machinery — 0.3%
149,700	Tata Motors Ltd., ADR	2,781,426

Road & Rail — 1.2%
185,669	Florida East Coast Industries Inc.	10,597,986

	TOTAL INDUSTRIALS	177,614,128

INFORMATION TECHNOLOGY — 14.4%
Communications Equipment — 3.4%
1,055,000	3Com Corp. *	4,652,550
816,350	Cisco Systems Inc. *	18,776,050
151,000	Motorola Inc.	3,775,000
75,000	QUALCOMM Inc.	2,726,250

	Total Communications Equipment	29,929,850

Computers & Peripherals — 2.5%
817,500	EMC Corp. *	9,793,650
148,050	International Business Machines Corp.	12,131,217

	Total Computers & Peripherals	21,924,867

Internet Software & Services — 2.7%
133,400	eBay Inc. *	3,783,224
13,400	Google Inc., Class A Shares *	5,385,460
335,000	VeriSign Inc. *	6,767,000
296,500	Yahoo! Inc. *	7,495,520

	Total Internet Software & Services	23,431,204

IT Services — 1.6%
120,000	Accenture Ltd., Class A Shares	3,805,200
211,000	Automatic Data Processing Inc.	9,988,740

	Total IT Services	13,793,940

Semiconductors & Semiconductor Equipment — 0.9%
154,512	Freescale Semiconductor Inc., Class B Shares *	5,873,001
75,029	Intel Corp.	1,543,347

	Total Semiconductors & Semiconductor Equipment	7,416,348

Software — 3.3%
1,047,236	Microsoft Corp.	28,620,960

	TOTAL INFORMATION TECHNOLOGY	125,117,169

MATERIALS — 4.1%
Chemicals — 4.1%
149,000	Cytec Industries Inc.	8,282,910
See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value
Chemicals — 4.1% (continued)
79,000	Dow Chemical Co.	$3,079,420
223,000	E.I. du Pont de Nemours & Co.	9,553,320
123,000	Ecolab Inc.	5,266,860
140,800	PPG Industries Inc.	9,444,864

	TOTAL MATERIALS	35,627,374

TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 0.9%
149,500	Verizon Communications Inc.	5,550,935
153,021	Windstream Corp.	2,018,347

	Total Diversified Telecommunication Services	7,569,282

Wireless Telecommunication Services — 1.1%
133,000	ALLTEL Corp.	7,381,500
150,000	Sprint Nextel Corp.	2,572,500

	Total Wireless Telecommunication Services	9,954,000

	TOTAL TELECOMMUNICATION SERVICES	17,523,282

UTILITIES — 0.7%
Electric Utilities — 0.7%
212,160	Duke Energy Corp.	6,407,232

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $641,259,603)	842,875,884
Face Amount

SHORT-TERM INVESTMENT — 4.1%
Repurchase Agreement — 4.1%
$35,720,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity — $35,735,925; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value — $36,434,689) (Cost — $35,720,000)	35,720,000

	TOTAL INVESTMENTS — 100.8% (Cost — $676,979,603#)	878,595,884
	Liabilities in Excess of Other Assets — (0.8)%	(6,759,146)

	TOTAL NET ASSETS — 100.0%	$871,836,738

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value
COMMON STOCKS — 88.0%
CONSUMER DISCRETIONARY — 12.7%
Auto Components — 0.6%
266,000	Lear Corp.	$5,506,200

Media — 10.4%
1,423,000	Interpublic Group of Cos. Inc. *	14,087,700
1,233,500	News Corp., Class B Shares	25,459,440
1,359,900	Pearson PLC	19,355,661
899,750	Time Warner Inc.	16,402,443
647,400	Walt Disney Co.	20,011,134

	Total Media	95,316,378

Specialty Retail — 1.7%
415,400	Home Depot Inc.	15,066,558

	TOTAL CONSUMER DISCRETIONARY	115,889,136

CONSUMER STAPLES — 7.3%
Beverages — 0.5%
73,200	Molson Coors Brewing Co., Class B Shares	5,043,480

Food & Staples Retailing — 3.3%
491,025	Safeway Inc.	14,902,609
301,400	Wal-Mart Stores Inc.	14,865,048

	Total Food & Staples Retailing	29,767,657

Food Products — 2.9%
289,900	Kraft Foods Inc., Class A Shares	10,337,834
263,250	Unilever PLC	6,488,674
400,140	Unilever PLC, ADR	9,927,474

	Total Food Products	26,753,982

Household Products — 0.6%
77,800	Kimberly-Clark Corp.	5,085,008

	TOTAL CONSUMER STAPLES	66,650,127

ENERGY — 8.2%
Energy Equipment & Services — 2.6%
109,000	Baker Hughes Inc.	7,433,800
17,900	BJ Services Co.	539,327
145,400	GlobalSantaFe Corp.	7,268,546
312,000	Halliburton Co.	8,876,400

	Total Energy Equipment & Services	24,118,073

Oil, Gas & Consumable Fuels — 5.6%
170,000	Anadarko Petroleum Corp.	7,451,100
102,800	Chevron Corp.	6,667,608
72,200	ConocoPhillips	4,298,066
111,300	Devon Energy Corp.	7,028,595
119,400	Exxon Mobil Corp.	8,011,740
187,700	Murphy Oil Corp.	8,925,135
367,290	Williams Cos. Inc.	8,767,212

	Total Oil, Gas & Consumable Fuels	51,149,456

	TOTAL ENERGY	75,267,529

FINANCIALS — 17.3%
Capital Markets — 3.6%
30,100	Franklin Resources Inc.	3,183,075
266,000	Merrill Lynch & Co. Inc.	20,806,520
148,900	State Street Corp.	9,291,360

	Total Capital Markets	33,280,955

Consumer Finance — 1.2%
201,700	American Express Co.	11,311,336

See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value
Diversified Financial Services — 5.1%
402,978	Bank of America Corp.	$21,587,532
522,400	JPMorgan Chase & Co.	24,531,904

	Total Diversified Financial Services	46,119,436

Insurance — 3.9%
164,200	American International Group Inc.	10,879,892
273,400	Chubb Corp.	14,205,864
192,415	CNA Surety Corp. *	3,886,783
77,600	Hartford Financial Services Group Inc.	6,731,800

	Total Insurance	35,704,339

Thrifts & Mortgage Finance — 3.5%
217,700	MGIC Investment Corp.	13,055,469
423,600	PMI Group Inc.	18,557,916

	Total Thrifts & Mortgage Finance	31,613,385

	TOTAL FINANCIALS	158,029,451

HEALTH CARE — 12.7%
Health Care Equipment & Supplies — 0.0%
9,400	Medtronic Inc.	436,536

Life Sciences Tools & Services — 0.5%
346,896	Enzo Biochem Inc. *	4,228,662

Pharmaceuticals — 12.2%
430,200	Abbott Laboratories	20,890,512
206,500	Bentley Pharmaceuticals Inc. *	2,478,000
163,800	Eli Lilly & Co.	9,336,600
232,900	GlaxoSmithKline PLC, ADR	12,397,267
236,900	Johnson & Johnson	15,384,286
171,700	Novartis AG, ADR	10,034,148
720,100	Pfizer Inc.	20,422,036
403,100	Wyeth	20,493,604

	Total Pharmaceuticals	111,436,453

	TOTAL HEALTH CARE	116,101,651

INDUSTRIALS — 7.6%
Aerospace & Defense — 5.0%
119,500	Boeing Co.	9,422,575
469,500	Honeywell International Inc.	19,202,550
366,600	Raytheon Co.	17,600,466

	Total Aerospace & Defense	46,225,591

Electrical Equipment — 0.5%
50,000	Emerson Electric Co.	4,193,000

Machinery — 2.1%
206,800	Caterpillar Inc.	13,607,440
64,000	Deere & Co.	5,370,240

	Total Machinery	18,977,680

	TOTAL INDUSTRIALS	69,396,271

INFORMATION TECHNOLOGY — 15.1%
Communications Equipment — 4.8%
1,016,000	Cisco Systems Inc. *	23,368,000
481,000	Motorola Inc.	12,025,000
440,700	Nokia Oyj, ADR	8,677,383

	Total Communications Equipment	44,070,383

Computers & Peripherals — 1.6%
143,400	International Business Machines Corp.	11,750,196
See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value
Computers & Peripherals — 1.6% (continued)
45,900	Lexmark International Inc., Class A Shares *	$2,646,594

	Total Computers & Peripherals	14,396,790

Electronic Equipment & Instruments — 1.0%
286,700	Agilent Technologies Inc. *	9,372,223

Internet Software & Services — 1.1%
199,700	eBay Inc. *	5,663,492
248,500	VeriSign Inc. *	5,019,700

	Total Internet Software & Services	10,683,192

Semiconductors & Semiconductor Equipment — 4.7%
548,400	Applied Materials Inc.	9,723,132
122,900	Intel Corp.	2,528,053
270,100	Novellus Systems Inc. *	7,470,966
33,300	Samsung Electronics Co. Ltd., GDR (a)	11,688,300
1,197,284	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,493,926

	Total Semiconductors & Semiconductor Equipment	42,904,377

Software — 1.9%
617,800	Microsoft Corp.	16,884,474
130,400	Wave Systems Corp., Class A *	216,464

	Total Software	17,100,938

	TOTAL INFORMATION TECHNOLOGY	138,527,903

MATERIALS — 5.4%
Chemicals — 2.6%
236,400	Dow Chemical Co.	9,214,872
338,500	E.I. du Pont de Nemours & Co.	14,501,340

	Total Chemicals	23,716,212

Metals & Mining — 1.7%
358,000	Alcoa Inc.	10,038,320
126,000	RTI International Metals Inc. *	5,491,080

	Total Metals & Mining	15,529,400

Paper & Forest Products — 1.1%
164,500	Weyerhaeuser Co.	10,121,685

	TOTAL MATERIALS	49,367,297

TELECOMMUNICATION SERVICES — 1.7%
Wireless Telecommunication Services — 1.7%
677,162	Vodafone Group PLC, ADR	15,479,923

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $634,815,482)	804,709,288

Face
Amount
SHORT-TERM INVESTMENT — 12.0%
Repurchase Agreement — 12.0%
$109,812,000	Interest in $518,984,000 joint tri-party repurchase agreement dated 9/29/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 10/2/06; Proceeds at maturity — $109,860,500; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value — $112,008,843) (Cost — $109,812,000)	109,812,000

	TOTAL INVESTMENTS — 100.0% (Cost — $744,627,482#)	914,521,288
	Liabilities in Excess of Other Assets — (0.0)%	(118,368)

	TOTAL NET ASSETS — 100.0%	$914,402,920

*	Non-income producing security.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#    Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule: ADR — American Depositary Receipt GDR — Global Depositary Receipt
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

COMMON STOCKS — 71.8%
CONSUMER DISCRETIONARY — 13.9%
Hotels, Restaurants & Leisure — 5.7%
11,700	Las Vegas Sands Corp. *	$799,695
51,000	McDonald’s Corp. (a)	1,995,120
16,700	Station Casinos Inc.	965,761
11,600	Wendy’s International Inc.	777,200

	Total Hotels, Restaurants & Leisure	4,537,776

Media — 6.9%
21,300	Comcast Corp., Special Class A Shares *	784,053
13,100	EchoStar Communications Corp., Class A Shares *	428,894
11,711	Lamar Advertising Co., Class A Shares *	625,485
28,400	NTL Inc.	722,212
36,800	SES Global SA, FDR	552,299
128,700	Time Warner Inc.	2,346,201

	Total Media	5,459,144

Specialty Retail — 1.3%
26,400	Barnes & Noble, Inc.	1,001,616

	TOTAL CONSUMER DISCRETIONARY	10,998,536

CONSUMER STAPLES — 4.7%
Household Products — 1.7%
21,787	Procter & Gamble Co.	1,350,358

Tobacco — 3.0%
31,300	Altria Group Inc.	2,396,015

	TOTAL CONSUMER STAPLES	3,746,373

ENERGY — 5.4%
Energy Equipment & Services — 1.7%
33,300	Halliburton Co.	947,385
5,100	SEACOR Holdings Inc. *	420,750

	Total Energy Equipment & Services	1,368,135

Oil, Gas & Consumable Fuels — 3.7%
29,400	Anadarko Petroleum Corp.	1,288,602
13,148	Cheniere Energy Inc. *	390,627
18,100	Total SA, ADR (a)	1,193,514

	Total Oil, Gas & Consumable Fuels	2,872,743

	TOTAL ENERGY	4,240,878

FINANCIALS — 16.2%
Commercial Banks — 1.4%
30,200	Wells Fargo & Co.	1,092,636

Consumer Finance — 7.1%
49,450	American Express Co. (a)	2,773,156
20,002	Capital One Financial Corp. (a)	1,573,357
23,900	SLM Corp.	1,242,322

	Total Consumer Finance	5,588,835

Diversified Financial Services — 1.2%
18,500	Bank of America Corp. (a)	991,045

Insurance — 6.1%
23,500	American International Group Inc.	1,557,110
26,000	Chubb Corp.	1,350,960
15,400	Fidelity National Financial Inc.	641,410
30,500	First American Corp.	1,291,370

	Total Insurance	4,840,850

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Real Estate Management & Development — 0.4%
7,400	Brookfield Asset Management Inc., Class A	$328,116

	TOTAL FINANCIALS	12,841,482

HEALTH CARE — 8.0%
Biotechnology — 0.5%
26,375	BioMarin Pharmaceutical Inc. (a)*	375,316

Health Care Equipment & Supplies — 2.2%
115,300	Boston Scientific Corp. *	1,705,287

Health Care Providers & Services — 1.7%
18,000	WellPoint Inc. *	1,386,900

Pharmaceuticals — 3.6%
46,700	Bristol-Myers Squibb Co.	1,163,764
58,500	Pfizer Inc.	1,659,060

	Total Pharmaceuticals	2,822,824

	TOTAL HEALTH CARE	6,290,327

INDUSTRIALS — 8.6%
Aerospace & Defense — 1.5%
29,300	Honeywell International Inc.	1,198,370

Electrical Equipment — 2.8%
76,600	ABB Ltd., ADR	1,009,588
20,700	Rockwell Automation Inc.	1,202,670

	Total Electrical Equipment	2,212,258

Industrial Conglomerates — 2.8%
59,900	General Electric Co. (a)	2,114,470
8,877	Hexcel Corp. *	125,610

	Total Industrial Conglomerates	2,240,080

Machinery — 1.5%
17,308	Eaton Corp.	1,191,656

	TOTAL INDUSTRIALS	6,842,364

INFORMATION TECHNOLOGY — 10.9%
Communications Equipment — 2.6%
43,400	Cisco Systems Inc. *	998,200
25,600	Comverse Technology Inc. *	548,864
4,800	Research In Motion Ltd. *	492,768

	Total Communications Equipment	2,039,832

Electronic Equipment & Instruments — 1.7%
41,400	Agilent Technologies Inc. *	1,353,366

IT Services — 2.2%
9,500	Fidelity National Information Services Inc.	351,500
32,700	First Data Corp.	1,373,400

	Total IT Services	1,724,900

Software — 4.4%
79,300	Microsoft Corp. (a)	2,167,269
74,400	Oracle Corp. *	1,319,856

	Total Software	3,487,125

	TOTAL INFORMATION TECHNOLOGY	8,605,223

MATERIALS — 1.6%
Construction Materials — 1.1%
14,200	Cemex SA de CV, Participation Certificate, ADR *	427,136
5,300	Martin Marietta Materials Inc.	448,486

	Total Construction Materials	875,622

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Shares	Security	Value

Metals & Mining — 0.5%
13,500	Compass Minerals International Inc.	$382,185

	TOTAL MATERIALS	1,257,807

UTILITIES — 2.5%
Electric Utilities — 0.4%
10,989	ITC Holdings Corp.	342,857

Independent Power Producers & Energy Traders — 0.6%
7,500	TXU Corp.	468,900

Multi-Utilities — 1.5%
22,900	Sempra Energy	1,150,725

	TOTAL UTILITIES	1,962,482

	TOTAL COMMON STOCKS (Cost — $54,419,684)	56,785,472

PREFERRED STOCKS — 0.0%
ENERGY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
53	Chesapeake Energy Corp., Convertible, 6.250% (Cost — $13,334)	13,372

Face
Amount	Rating‡

ASSET-BACKED SECURITIES(b) — 0.5%
Home Equity — 0.5%

$111,294	A	Option One Mortgage Loan Trust, Series 2002-04, Class M2, 7.019% due 7/25/32	111,482
250,000	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.224% due 3/25/34	252,540
77,396	Aaa(c)	SACO I Trust, Series 2005-02, Class A, 5.524% due 4/25/35 (d)	77,435

		TOTAL ASSET-BACKED SECURITIES (Cost — $443,205)	441,457

COLLATERALIZED MORTGAGE OBLIGATIONS(b) — 0.4%

200,000	AAA	Banc of America Funding Corp., Series 2006-H, Class 1A1, 5.701% due 9/20/46 (e)	200,720
98,844	AAA	Washington Mutual Inc., Series 2006-AR10, Class 1A1, 5.980% due 9/25/36	99,811

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $299,360)	300,531

CONVERTIBLE BONDS & NOTES — 2.1%
Biotechnology — 0.8%

150,000	BBB	Genzyme Corp., Senior Notes, 1.250% due 12/1/23	165,000
210,000	NR	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	196,087
300,000	NR	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	258,000

		Total Biotechnology	619,087

Communications Equipment — 0.5%

400,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	388,000

Real Estate Investment Trusts (REITs) — 0.4%

250,000	BB	Host Marriott LP, 3.250% due 4/15/24 (d)	350,313

Semiconductors & Semiconductor Equipment — 0.0%

25,000	CC	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11	21,000

Software — 0.4%

240,000	NR	Mentor Graphics Corp., 6.250% due 3/1/26 (d)	277,800

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Face
Amount	Rating‡	Security	Value

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $1,562,671)	$1,656,200

CORPORATE BONDS & NOTES — 8.5%
Aerospace & Defense — 0.0%

$15,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	14,813

Airlines — 0.0%

30,000	B	Continental Airlines Inc., Pass-Through Certificates, Series 2001-2, Class D, 7.568% due 12/1/06	30,019

Auto Components — 0.1%

25,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	23,625
		Visteon Corp., Senior Notes:
20,000	B-	8.250% due 8/1/10	19,600
10,000	B-	7.000% due 3/10/14	9,000

		Total Auto Components	52,225

Beverages — 0.3%

100,000	A+	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09	111,236
30,000	BB	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	30,488
100,000	A	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	102,290

		Total Beverages	244,014

Biotechnology — 0.0%

5,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (d)	4,775

Building Products — 0.1%

50,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	50,125
20,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	21,300
50,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.464% due 3/1/14	34,750

		Total Building Products	106,175

Capital Markets — 0.1%

		E*TRADE Financial Corp., Senior Notes:
10,000	B+	7.375% due 9/15/13	10,275
30,000	B+	7.875% due 12/1/15	31,725

		Total Capital Markets	42,000

Chemicals — 0.2%

45,000	A-	Monsanto Co., Notes, 4.000% due 5/15/08	44,101
75,000	BBB+	Potash Corp. of Saskatchewan, 7.125% due 6/15/07	75,894

		Total Chemicals	119,995

Commercial Services & Supplies — 0.1%

25,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	26,000
45,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (d)	48,375

		Total Commercial Services & Supplies	74,375

Consumer Finance — 0.9%

		Ford Motor Credit Co., Senior Notes:
300,000	B	5.800% due 1/12/09	285,753
55,000	B	9.875% due 8/10/11	56,969
400,000	BB	General Motors Acceptance Corp., Notes, 5.625% due 5/15/09	390,301

		Total Consumer Finance	733,023

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Face
Amount	Rating‡	Security	Value
Containers & Packaging — 0.1%
$40,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	$39,500
20,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	21,200
15,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	15,225

		Total Containers & Packaging	75,925

Diversified Consumer Services — 0.1%
100,000	B	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (d)	110,500

Diversified Financial Services — 1.6%
30,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	29,925
75,000	BBB+	Capital One Bank, Notes, 5.750% due 9/15/10	76,164
25,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (d)	24,125
		CitiSteel USA Inc., Senior Secured Notes:
10,000	CCC+	12.949% due 9/1/10 (b)	10,375
10,000	NR	15.000% due 10/1/10 (d)(f)	10,775
125,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	121,176
20,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (d)	20,700
100,000	AAA	Inter-American Development Bank, Notes, 5.125% due 9/13/16	101,300
125,000	A+	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (d)	123,916
490,000	BBB-	Residential Capital Corp., Notes, 6.000% due 2/22/11	489,868
100,000	A+	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	94,901
103,000	AAA	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (d)	101,788
10,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	10,550
15,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	16,275
65,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	63,375

		Total Diversified Financial Services	1,295,213

Diversified Telecommunication Services — 0.5%
		Cincinnati Bell Inc.:
5,000	B-	Senior Notes, 7.000% due 2/15/15	4,925
30,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	30,450
25,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	26,938
30,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	31,650
		Intelsat Bermuda Ltd., Senior Notes:
30,000	B+	9.250% due 6/15/16 (d)	31,688
55,000	B	11.250% due 6/15/16 (d)	58,712
45,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	39,600
20,000	B-	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	20,750
155,000	BB	Qwest Corp., Senior Notes, 7.500% due 10/1/14 (d)	160,812

		Total Diversified Telecommunication Services	405,525

Electric Utilities — 0.1%
25,043	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	26,624
10,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	11,375

		Total Electric Utilities	37,999

Energy Equipment & Services — 0.1%
75,000	BBB+	Cameron International Corp., Senior Notes, 2.650% due 4/15/07	73,881
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Face
Amount	Rating‡	Security	Value
Energy Equipment & Services — 0.1% (continued)
$5,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	$5,175

		Total Energy Equipment & Services	79,056

Food Products — 0.3%
125,000	A	Campbell Soup Co., Notes, 6.900% due 10/15/06	125,055
75,000	BBB+	Kellogg Co., Senior Notes, 2.875% due 6/1/08	72,206

		Total Food Products	197,261

Health Care Providers & Services — 0.2%
		HCA Inc.:
30,000	BB+	Notes, 6.375% due 1/15/15	24,300
		Senior Notes:
30,000	BB+	6.300% due 10/1/12	25,463
30,000	BB+	6.500% due 2/15/16	24,150
		Tenet Healthcare Corp., Senior Notes:
50,000	CCC+	9.875% due 7/1/14	50,062
5,000	CCC+	6.875% due 11/15/31	3,944

		Total Health Care Providers & Services	127,919

Hotels, Restaurants & Leisure — 0.3%
40,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	42,100
10,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	9,550
125,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	125,847
34,882	B+	MGM MIRAGE Inc., Senior Subordinated Notes, 9.375% due 2/15/10	37,455
5,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	5,338
45,000	BB-	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	46,912

		Total Hotels, Restaurants & Leisure	267,202

Household Durables — 0.3%
10,000	BB	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	9,775
100,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	99,137
		K Hovnanian Enterprises Inc.:
10,000	BB	6.250% due 1/15/16	8,850
50,000	BB	Senior Notes, 8.625% due 1/15/17	49,875
20,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	20,375
5,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 7.856% due 9/1/12	4,075

		Total Household Durables	192,087

Household Products — 0.0%
15,000	CCC	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (d)	16,125
12,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	9,660

		Total Household Products	25,785

Independent Power Producers & Energy Traders — 0.1%
20,000	BB-	Edison Mission Energy, Senior Notes, 7.750% due 6/15/16 (d)	20,350
90,000	B-	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	89,662

		Total Independent Power Producers & Energy Traders	110,012

Insurance — 0.5%
45,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	46,350
125,000	A	Genworth Financial Inc., Notes, 4.750% due 6/15/09	123,804
135,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	131,086
75,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	75,006

		Total Insurance	376,246

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Face
Amount	Rating‡	Security	Value
Internet & Catalog Retail — 0.0%
$20,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	$19,800

IT Services — 0.1%
55,000	B-	Sungard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	56,925

Machinery — 0.2%
100,000	A	Caterpillar Inc., Senior Debentures, 7.250% due 9/15/09	105,946
10,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.248% due 4/15/14	8,850
36,000	B+	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	36,360

		Total Machinery	151,156

Media — 0.5%
25,000	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	26,375
		AMC Entertainment Inc.:
10,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	10,375
40,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	43,800
10,000	CCC+	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Senior Subordinated Notes, 10.500% due 8/15/14 (d)	9,800
		CCH I Holdings LLC/CCH I Holdings Capital Corp.:
30,000	CCC-	Senior Notes, 11.750% due 5/15/14	21,525
997	CCC(g)	Senior Secured Notes, 11.000% due 10/1/15 (d)	905
50,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	45,750
		CCH II LLC/CCH II Capital Corp., Senior Notes:
40,925	CCC-	10.250% due 9/15/10	41,948
26,825	CCC(g)	10.250% due 10/1/13 (d)	27,429
10,000	B+	CSC Holdings Inc., Senior Debentures, 7.625% due 7/15/18	10,287
20,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 9.111% due 10/15/13	17,550
20,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (d)	21,550
20,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	19,275
20,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	19,650
10,000	B+	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (d)	10,750
25,000	BB+	Rogers Cable Inc., Secured Notes, 5.500% due 3/15/14	23,625
20,000	CCC	XM Satellite Radio Inc., Senior Notes, 9.750% due 5/1/14	19,200

		Total Media	369,794

Metals & Mining — 0.1%
35,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	38,500
20,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (d)	20,700

		Total Metals & Mining	59,200

Multiline Retail — 0.1%
40,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	43,400

Office Electronics — 0.0%
30,000	BB+	Xerox Corp., Senior Notes, 6.750% due 2/1/17	30,600

Oil, Gas & Consumable Fuels — 0.7%
40,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	41,300
100,000	A-	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	100,029
85,000	BB	Chesapeake Energy Corp., Senior Notes, 6.500% due 8/15/17	80,113
5,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	4,975
35,000	B	El Paso Corp., Medium-Term Notes, 7.800% due 8/1/31	36,050
20,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (d)	19,100
105,000	BB-	Northwest Pipelines Corp., Senior Notes, 7.000% due 6/15/16 (d)	107,887
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Face
Amount	Rating‡	Security	Value
Oil, Gas & Consumable Fuels — 0.7% (continued)
$20,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (d)	$20,200
20,000	B+	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13 (d)	20,475
100,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	105,579
40,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	43,662

		Total Oil, Gas & Consumable Fuels	579,370

Paper & Forest Products — 0.1%
40,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	39,700
15,000	CCC+	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	15,600
		Verso Paper Holdings LLC:
10,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (d)	10,112
10,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (d)	9,975

		Total Paper & Forest Products	75,387

Personal Products — 0.0%
15,000	B+	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	15,638

Pharmaceuticals — 0.1%
35,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	34,038

Real Estate Investment Trusts (REITs) — 0.1%
75,000	BBB	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	74,056
15,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	13,612
5,000	BB+	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	4,994

		Total Real Estate Investment Trusts (REITs)	92,662

Road & Rail — 0.1%
75,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	75,932
30,000	B-	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	31,950

		Total Road & Rail	107,882

Semiconductors & Semiconductor Equipment — 0.0%
15,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	9,188

Software — 0.0%
30,000	B-	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (b)(d)(f)	30,600

Specialty Retail — 0.1%
25,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	23,062
20,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	19,400

		Total Specialty Retail	42,462

Thrifts & Mortgage Finance — 0.1%
100,000	BBB+	GreenPoint Financial Corp., Senior Notes, 3.200% due 6/6/08	96,452

Trading Companies & Distributors — 0.1%
15,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (d)	15,675
10,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (d)	10,300
35,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (d)	36,837
20,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (d)	20,250

		Total Trading Companies & Distributors	83,062

Wireless Telecommunication Services — 0.1%
30,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	31,425
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Face
Amount	Rating‡	Security	Value
Wireless Telecommunication Services — 0.1% (continued)
$75,000	BBB+	Sprint Capital Corp., Notes, 6.000% due 1/15/07	$75,086

		Total Wireless Telecommunication Services	106,511

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $6,687,627)	6,726,271

Face
Amount

MORTGAGE-BACKED SECURITIES — 7.5%
FHLMC — 4.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
300,086	4.354% due 12/1/34 (b)	293,854
312,626	5.125% due 6/1/35 (b)	310,178
2,915,394	Gold, 6.000% due 7/1/21-2/1/36	2,951,656

	TOTAL FHLMC	3,555,688

FNMA — 1.7%
	Federal National Mortgage Association (FNMA):
218,593	4.860% due 1/1/35 (b)	215,583
247,336	4.209% due 4/1/35 (b)	251,242
308,487	5.621% due 4/1/36 (b)	310,800
580,068	5.588% due 5/1/36 (b)	583,241

	TOTAL FNMA	1,360,866

GNMA — 1.3%
1,010,734	Government National Mortgage Association (GNMA), 5.500% due 8/15/21	1,015,266

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $5,915,141)	5,931,820

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.4%
U.S. Government Agency — 0.1%
50,000	Federal National Mortgage Association (FNMA), Notes, 5.000% due 9/15/08	50,039

U.S. Government Obligations — 0.3%
275,000	U.S. Treasury Notes, 4.875% due 4/30/08	275,483

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $324,672)	325,522

Contracts

PURCHASED OPTIONS — 0.2%
228	iShares Trust, Put @ 71, expires 11/06	41,040
92	S&P 500 Index, Put @ 1,300, expires 11/06	87,400

	TOTAL PURCHASED OPTIONS
	(Cost — $142,464)	128,440

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $69,808,158)	72,309,085

Face
Amount

SHORT-TERM INVESTMENTS — 8.0%
Repurchase Agreements — 8.0%
$4,829,000	Interest in $414,241,000 joint tri-party repurchase agreement dated 9/29/06 with Banc of America Securities LLC, 5.300% due 10/2/06; Proceeds at maturity- $4,831,133; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.600% due 2/28/07 to 9/26/13; Market value- $4,925,585)	4,829,000
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio
Schedules of Investments (unaudited) (continued)
September 30, 2006

Face
Amount	Security	Value

Repurchase Agreements — 8.0% (continued)
$1,551,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity — $1,551,689; (Fully collateralized by U.S. Government Agency Obligations, 5.250% due 9/5/07; Market value — $1,586,020)	$1,551,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $6,380,000)	6,380,000

	TOTAL INVESTMENTS — 99.4%
	(Cost — $76,188,158#)	78,689,085
	Other Assets in Excess of Liabilities — 0.6%	443,323

	TOTAL NET ASSETS — 100.0%	$79,132,408

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for written options.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(c)	Rating by Moody’s Investors Service.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Rating by Fitch Ratings Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 11 for definition of ratings.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt
Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value

177	Altria Group Inc., Call	10/21/06	$80.00	$5,310
17	Altria Group Inc., Call	11/18/06	80.00	1,445

	TOTAL OPTIONS WRITTEN			$6,755

	(Premiums received — $23,299)
See Notes to Schedules of Investments.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—
Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—
Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Appreciation Portfolio (“Appreciation Portfolio”), Legg Mason Partners Variable Fundamental Value Portfolio (“Fundamental Value Portfolio”) and Legg Mason Partners Variable Capital and Income Portfolio (“Capital and Income Portfolio”) (formerly known as Appreciation Portfolio, Fundamental Value Portfolio and Capital and Income Portfolio, respectively) (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios II (formerly known as Greenwich Street Series Fund) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Funds.

A risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Appreciation Portfolio	$206,818,306	$(5,202,025)	$201,616,281
Fundamental Value Portfolio	181,950,297	(12,056,491)	169,893,806
Capital and Income Portfolio	3,101,615	(600,688)	2,500,927

At September 30, 2006, Legg Mason Partners Variable Capital and Income Portfolio had the following written options contracts.

	Number of	Premiums
	Contracts	Received

Options written, outstanding December 31, 2005	—	—
Options written	239	$61,714
Options closed	(45)	(38,415)
Options expired	—	—

Options written, outstanding September 30, 2006	194	$23,299

At September 30, 2006, Legg Mason Partners Variable Capital and Income Portfolio had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain(Loss)

Contracts to Buy:
Canadian Dollar	143,889	$143,639	11/07/06	$(250)
Japanese Yen	141,230	141,559	11/07/06	329

				$79

Contracts to Sell:
Canadian Dollar	141,230	143,639	11/07/06	$(2,409)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(2,330)

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: November 28, 2006